RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reclamation Provision
Balance at beginning of the year	$ 10,799	$ 11,638
Changes in estimates	840	(437)
Disposition of Bralorne (Note 5)	(10,828)
Unwinding of discount related to Bralorne	217	256
Unwinding of discount related to continuing operations	104	122
Effect of movements in exchange rates	392	(780)
Balance at end of the year	1,524	10,799
Less: current portion		(296)
Non-current portion	$ 1,524	$ 10,503